Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Risk Management [Abstract]
Schedule of High, Low and Average Levels	High, low and average levels for each component for 2023 and 2022 were as follows:
VaR	2023 USDMM	2022 USDMM
Consolidated
High	6.81	6.23
Low	2.61	2.73
Average	4.09	4.41

Fixed-income investments
High	5.06	5.78
Low	2.11	2.75
Average	3.15	4.20

Variable-income investments
High	-	-
Low	-	-
Average	-	-

Foreign currency investments
High	5.79	4.82
Low	0.23	0.17
Average	2.20	1.14

Schedule of Market Risk Financial Management Portfolio	Market risk – Financial management portfolio – December 31, 2023 and 2022
	2023		2022
	Effect on financial income	Effect on capital	Effect on financial income	Effect on capital

Financial management portfolio – local currency (MCh$)
Loss limit	124.904	353.718	33,550	95,710
High	79.657	173.389	23,982	57,176
Low	41.151	88.382	15,459	39,957
Average	62.740	133.464	21,366	49,580
Financial management portfolio – foreign currency (Th$US)
Loss limit	157.400	174.889	38,231	43,329
High	17.775	91.935	9,713	33,388
Low	227	53.436	255	20,371
Average	9.718	70.397	3,173	26,310
Financial management portfolio – consolidated (in MCh$)
Loss limit	124.904	353.718	33,550	95,710
High	75.816	283.550	28,699	76,738
Low	34.663	246.664	16,515	66,098
Average	64.477	268.776	23,438	71,003

Schedule of Market Risk Exposure	The following table illustrates the exposure to market risk.
	As of december 31,
	2023	2022
	MCh$	MCh$
Market risk – trading protfolio
Exposure to rate risk	371,203	441,688
Exposure to currency risk	9,130	1,535
Interest rate option risk	-	-
Currency option risk	3,167	1,145
Total exposure of trading portfolio	383,500	444,368
10% of RWA	479,374	555,460
Subtotal	862,874	999,828
Limit = Regulatory capital	6,978,733	6,759,047
Available margin	6,115,859	5,759,219

Market risk – short-term financial management portfolio
Short Term Exposure to Interest Rate Risk	97,410	193,895
Exposure to Infaltion Risk	161,222	112,523
Short-term exposure of financial management portfolio	258,632	306,418
Limit = 35% net (net income from interest and readjustments + interest rates sensitive commissions)	575,483	530,199
Available margin	316,851	223,781

Market risk – long-term financial management portfolio
Long Term Exposure to Interest Rate Risk	1,057,637	1,194,181
Limit = 35% Regulatory capital	2,442,556	2,365,666
Available margin	1,384,919	1,171,485

Schedule of Quality Assets and its Related Provision	The following table shows quality assets and its related provision, based on our internal scoring policy as of December 31, 2023 and 2022:
December 31, 2023
Corporate loans
Corporate Portfolio	Stage 1	Stage 2	Stage 3	Total Corporate	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance (*)	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	28,006	-	-	28,006	0.07%	3	-	-	3	0.00%
A2	785,654	-	-	785,654	1.93%	452	-	-	452	0.04%
A3	2,803,228	29,491	-	2,832,719	6.94%	1,982	138	-	2,120	0.18%
A4	2,482,922	12,265	-	2,495,187	6.11%	2,474	60	-	2,534	0.22%
A5	2,732,502	47,927	765	2,781,194	6.81%	5,825	668	62	6,555	0.57%
A6	2,055,756	106,770	-	2,162,526	5.30%	8,905	2,227	-	11,132	0.97%
B1	331,242	285,756	106	617,104	1.51%	3,787	11,137	58	14,982	1.30%
B2	23,222	165,717	1,201	190,140	0.48%	242	7,717	289	8,248	0.72%
B3	-	98,961	5,618	104,579	0.27%	-	4,990	2,135	7,125	0.62%
B4	-	64,864	32,177	97,041	0.24%	-	3,682	8,656	12,338	1.07%
C1	-	36,299	178,279	214,578	0.53%	-	3,104	59,363	62,467	5.43%
C2	-	8,595	77,832	86,427	0.22%	-	733	25,793	26,526	2.31%
C3	-	4,612	99,892	104,504	0.26%	-	550	35,077	35,627	3.10%
C4	-	2,385	104,054	106,439	0.26%	-	311	45,025	45,336	3.94%
C5	-	1,182	110,548	111,730	0.27%	-	191	70,909	71,100	6.18%
C6	-	1,940	112,428	114,368	0.28%	-	206	95,689	95,895	8.33%
Subtotal	11,242,532	866,764	722,900	12,832,196	31.44%	23,670	35,714	343,056	401,229	35.00%

	Other loans
	Stage 1	Stage 2	Stage 3	Total Other loans	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Other Commercial	4,375,334	486,303	446,264	5,307,901	13.01%	37,913	31,921	187,322	257,156	22.36%
Mortgage	14,635,723	1,713,185	724,531	17,073,439	41.83%	8,651	53,371	154,111	216,133	18.79%
Consumer	4,512,156	790,276	295,918	5,598,350	13.72%	57,429	83,897	132,936	274,262	23.85%
Subtotal	23,523,213	2,989,764	1,466,713	27,979,690	68.56%	103,993	169,189	474,369	747,551	65.00%
Total	34,765,745	3,856,528	2,189,613	40,811,886	100.00%	127,663	204,903	817,425	1,149,991	100.00%
(*)	Include MCh$155,903 of ECL allowance calculated on an Individual basis.

December 31, 2022
Corporate loans
Corporate Portfolio	Stage 1	Stage 2	Stage 3	Total Corporate	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance (*)	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	40,121	-	-	40,121	0.10%	1	-	-	1	0.00%
A2	835,187	-	-	835,187	2.16%	472	-	-	472	0.04%
A3	2,362,324	36	-	2,362,360	6.10%	3,476	8	-	3,484	0.30%
A4	2,780,646	8	-	2,780,654	7.18%	5,761	-	-	5,761	0.50%
A5	2,811,300	13,132	792	2,825,224	7.29%	10,243	360	60	10,663	0.92%
A6	2,089,194	51,671	819	2,141,684	5.53%	18,766	2,226	98	21,090	1.83%
B1	-	736,674	2,627	739,301	1.91%	-	28,346	473	28,819	2.50%
B2	-	190,204	1,389	191,593	0.50%	-	12,895	195	13,090	1.14%
B3	-	71,873	3,129	75,002	0.20%	-	5,674	980	6,654	0.58%
B4	-	73,231	31,587	104,818	0.27%	-	6,210	8,420	14,630	1.27%
C1	-	34,141	164,778	198,919	0.51%	-	3,258	56,354	59,612	5.17%
C2	-	9,426	104,526	113,952	0.30%	-	502	26,992	27,494	2.38%
C3	-	1,518	93,311	94,829	0.24%	-	162	27,563	27,725	2.40%
C4	-	5,490	114,090	119,580	0.31%	-	693	49,572	50,265	4.36%
C5	-	3,414	81,321	84,735	0.22%	-	463	49,095	49,558	4.30%
C6	-	1,777	84,999	86,776	0.22%	-	297	65,960	66,257	5.74%
Subtotal	10,918,772	1,192,595	683,368	12,794,735	33.04%	38,719	61,094	285,762	385,575	33.43%

	Other loans
	Stage 1	Stage 2	Stage 3	Total other loans	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Other Commercial	4,258,677	229,571	434,597	4,922,845	12.71%	44,535	30,262	201,195	275,992	23.93%
Mortgage	14,672,080	367,467	689,462	15,729,009	40.61%	19,388	10,462	132,906	162,756	14.11%
Consumer	4,826,096	217,866	238,850	5,282,812	13.64%	94,203	73,973	160,768	328,944	28.52%
Subtotal	23,756,853	814,904	1,362,909	25,934,666	66.96%	158,126	114,697	494,869	767,692	66.57%
Total	34,675,625	2,007,499	2,046,277	38,729,401	100,00%	196,845	175,791	780,631	1,153,267	100.00%
(*)	Include MCh$105,837 of ECL allowance calculated on an Individual basis.

Schedule of Residual Maturity Over Measured that have not Expired
Other commercial				Corporate loans
Mortgages	Other loans	Revolving (Credit cards)	SME	SME	Middle market	Corporate and Investment Banking
28.41%	36.05%	11.28%	36.05%	19.60%	13.26%	Santander Group criteria
Other commercial				Corporate loans
Mortgages	Other loans	Revolving (Credit cards)	SME	SME	Middle market	Corporate and Investment Banking
28.19%	49.32%	16.91%	49.32%	18.50%	16.36%	Santander Group criteria
Other commercial				Corporate loans
Mortgages	Other loans	Revolving (Credit cards)	SME	SME	Middle market	Corporate and Investment Banking
Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days
Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring
				Clients considered to be substandard or in incompliance (pre-legal action)	Clients considered to be substandard or in incompliance (pre-legal action)	Clients considered to be substandard or in incompliance (pre-legal action)

Schedule of Allowance and Exposure at Default (Ead) of the Loans	The following table shows the allowance and exposure at default (EAD) of the loans that meet the conditions:
	2023	2022
	MCh$	MCh$
Loans and account receivable	347,477	308,586
Allowance for ECL – discounted cash flow methodology	155,903	105,837
	2023	2022
	MCh$	MCh$
Loans and account receivable (commercial, mortgage and consumer loans)	40,464,409	38,420,815
Allowance for ECL – collective basis	994,088	1,074,430

Schedule of Modified Loans	The following table shows modification that results in deregonition and therefore and new operations:
	As of December 31, 2023				As of December 31, 2022
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount	34.765.745	3.856.528	2.189.613	40.811.886	34,675,625	2,007,499	2,046,277	38,729,401
Modified loans	-	739,474	1,026,843	1,766,317	-	679,496	799,559	1,479,055
%	-	19,17%	46,90%	4,33%	-	33.85%	39.07%	3.82%

ECL allowance	127,663	204,903	817,425	1,149,991	196,845	175,791	780,631	1,153,267
Modified loans	-	48.419	360.975	409.394	-	60,584	325,650	386,234
%	-	23,63%	44,16%	35,60%	-	34.46%	41.72%	33.49%

Schedule of Macro Economical Forward	The annual growth forecasts for the most relevant macroeconomic variables for each of our scenarios mainly used during 2023 are as follows:
	Average estimates 2023
	Unfavorable scenario 2	Unfavorable scenario 1	Base scenario	Favorable scenario 1	Favorable scenario 2
Chilean Central Bank interest rates	3.7%	4.6%	6.5%	8.4%	9.3%
Unemployment rate	10.4%	9.7%	8.3%	6.9%	6.2%
Housing Price growth	(0.1)%	0.9%	2.9%	5.0%	6.0%
GDP growth	(2.7)%	(1.5)%	0.8%	3.1%	4.3%
Consumer Price Index	3.3%	4.2%	6.0%	7.9%	8.8%

The new macroeconomic variables are shown below:
	Average estimates 2024
	Unfavorable scenario 2	Unfavorable scenario 1	Base scenario	Favorable scenario 1	Favorable scenario 2
Chilean Central Bank interest rates	0.85%	2.32%	4.25%	6.18%	7.65%
Unemployment rate	10.03%	8.89%	7.4%	5.91%	4.77%
Housing Price growth	(1.02)%	0,62%	2.78%	4.94%	6.59%
GDP growth	(0.8)%	1.1%	3.58%	6.06%	7.97%
Consumer Price Index	1.07%	0.67%	3.00%	5.33%	7.07%

Schedule of Probabilities
Local scenario		Global scenario
	Probability weighting		Probability weighting
Favorable scenario 2	10%	Favorable scenario 1	10%
Favorable scenario 1	15%	Base scenario	20%
Base scenario	50%	Unfavorable scenario 1	70%
Unfavorable scenario 1	15%
Unfavorable scenario 2	10%

Schedule of Allowance Sensibility	The ECL allowance sensibility to future macro-economic conditions is as follows:
	As of December 31,
	2023	2022
	MCh$	MCh$
Reported ECL allowance	1,150,116	1,153,593
Gross carrying amount	40,917,268	38,872,033

Reported ECL Coverage	2.81%	2.97%

ECL amount by scenarios
Favorable scenarios 2	970,411	1,034,417
Favorable scenarios 1	1,032,708	1,061,899
Base scenarios	1,104,368	1,138,881
Unfavorable scenarios 2	1,176,477	1,227,979
Unfavorable scenarios 2	1,224,340	1,268,948

Coverage ratio by scenarios
Favorable scenarios 2	2.37%	2.68%
Favorable scenarios 1	2.52%	2.75%
Base scenarios	2.70%	2.95%
Unfavorable scenarios 2	2.88%	3.19%
Unfavorable scenarios 2	2.99%	3.29%

Schedule of Risk Concentration	The following table shows the risk concentration by industry, and by stage before ECL allowance of loans and account receivable from customers and Interbak loans at amortised cost:
	As of December 31,
	2023				2022
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Agriculture and livestock	478,676	70,687	74,110	623,473	487,463	103,160	64,524	655,147
Fruit cultivation	444,600	107,445	94,564	646,609	430,046	148,116	52,404	630,566
Forest	108,232	10,901	20,390	139,523	134,192	20,162	16,402	170,756
Fishing	290,978	14,655	7,763	313,396	261,651	13,479	9,268	284,398
Mining	228,565	5,578	7,656	241,799	241,704	11,590	7,160	260,454
Oil and natural gas	3,146	199	191	3,536	88,588	1	145	88,734

Manufacturing Industry:
Food, beverages and tobacco	301,193	15,366	25,278	341,837	316,574	45,972	14,896	377,442
Textile, leather and footwear	64,068	5,679	7,345	77,092	65,269	12,102	6,029	83,400
Wood and furniture	78,856	2,438	6,894	88,188	75,962	4,676	5,327	85,965
Cellulose, paper and printing	61,702	9,035	4,995	75,732	50,984	9,977	4,864	65,825
Chemicals and petroleum derivatives	108,011	3,187	1,306	112,504	147,113	5,631	1,185	153,929
Metallic, non-metallic, machinery, or other	319,322	13,870	21,715	354,907	323,717	15,678	23,511	362,906
Other manufacturing industries	194,742	19,248	19,392	233,382	201,044	15,245	20,210	236,499
Electricity, gas, and wáter	910,813	10,497	5,032	926,342	881,647	14,178	5,952	901,777
Home building	164,118	29,377	23,118	216,613	181,933	33,493	24,103	239,529
Non-residential construction	472,579	28,395	48,231	549,205	537,110	34,437	57,723	629,270
Wholesale trade	1,420,083	105,396	163,872	1,689,351	1,368,044	161,570	147,330	1,676,944
Retail trade, restaurants and hotels	1,501,379	74,975	87,365	1,663,719	1,366,605	86,124	89,924	1,542,653
Transport and storage	600,729	56,933	54,860	712,522	625,506	90,913	59,141	775,560
Telecommunications	450,555	16,341	7,261	474,157	334,065	16,522	7,446	358,033
Financial services	575,666	2,656	912	579,234	374,770	4,166	2,864	381,800
Real estate services	2,237,404	231,680	154,694	2,623,778	2,221,740	210,683	197,360	2,629,783
Social services and other community services	4,602,449	518,529	332,220	5,453,198	4,461,722	364,291	300,197	5,126,210
Subtotal	15,617,866	1,353,067	1,169,164	18,140,097	15,177,449	1,422,166	1,117,965	17,717,580
Mortgage loans	14,635,723	1,713,185	724,531	17,073,439	14,672,080	367,467	689,462	15,729,009
Consumer loans	4,512,156	790,276	295,918	5,598,350	4,826,096	217,866	238,850	5,282,812
Total	34,765,745	3,856,528	2,189,613	40,811,886	34,675,625	2,007,499	2,046,277	38,729,401

Schedule of Loans and Account Receivable from Customers and Interbak Loans	The following table shows past due information related to loans and account receivable from customers and Interbak loans at amortised cost, and related ECL allowance:
	As of December 31, 2023
	Gross carrying amount				ECL allowance
	Stage 1	Stage 2	Stage 3	TOTAL	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans
Current	68,440	-	-	68,440	2	-	-	2
Commercial loans
Current	15,505,706	1,181,694	362,298	17,049,698	58,096	49,896	119,514	227,506
1-30 days past due	41,357	102,214	90,367	233,938	3,357	9,164	33,921	46,442
31-90 days past due	2,363	69,159	166,427	237,949	128	8,575	57,548	66,251
Over 90 days past due	-	-	550,072	550,072	-	-	319,395	319,395
Mortgage loans
Current	14,612,117	1,285,324	222,874	16,120,315	8,224	34,149	39,964	82,337
1-30 days past due	19,150	278,114	101,086	398,350	327	11,923	21,627	33,877
31-90 days past due	4,456	149,747	192,972	347,175	100	7,299	37,612	45,011
Over 90 days past due	-	-	207,599	207,599	-	-	54,908	54,908
Consumer loans
Current	4,492,189	561,846	61,444	5,115,479	54,038	32,294	26,654	112,986
1-30 days past due	18,497	133,011	26,198	177,706	3,150	25,139	10,968	39,257
31-90 days past due	1,470	95,419	94,189	191,078	241	26,464	39,259	65,964
Over 90 days past due	-	-	114,087	114,087	-	-	56,055	56,055
Total	34,765,745	3,856,528	2,189,613	40,811,886	127,663	204,903	817,425	1,149,991
	As of December 31, 2022
	Gross carrying amount				ECL allowance
	Stage 1	Stage 2	Stage 3	TOTAL	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans
Current	32,991			32,991	1			1
Commercial loans
Current	15,083,757	1,291,497	480,276	16,855,530	76,241	74,402	156,800	307,443
1-30 days past due	55,298	80,205	62,775	198,278	6,591	8,311	19,048	33,950
31-90 days past due	5,403	50,464	145,041	200,908	421	8,643	56,981	66,045
Over 90 days past due	-	-	429,873	429,873	-	-	254,128	254,128
Mortgage loans
Current	14,559,586	195,691	301,854	15,057,131	17,984	4,699	57,624	80,307
1-30 days past due	96,080	114,723	84,207	295,010	1,183	3,727	16,900	21,810
31-90 days past due	16,414	57,053	112,280	185,747	221	2,036	18,605	20,862
Over 90 days past due	-	-	191,121	191,121	-	-	39,777	39,777
Consumer loans
Current	4,767,906	74,555	60,169	4,902,630	76,215	23,738	44,107	144,060
1-30 days past due	52,878	66,958	24,898	144,734	17,139	19,003	16,616	52,758
31-90 days past due	5,312	76,353	62,129	143,794	849	31,232	38,137	70,218
Over 90 days past due	-	-	91,654	91,654	-	-	61,908	61,908
Total	34,675,625	2,007,499	2,046,277	38,729,401	196,845	175,791	780,631	1,153,267

Schedule of Financial Assets and Associated Collateral	The following table show the maximum exposure to credit risk by class of financial asset, associated collateral and the net exposure to credit risk:
	As of December 31,
	2023				2022
	Maximum exposure to credit risk	Collateral	Net exposure	Associated ECL	Maximum exposure to credit risk	Collateral	Net exposure	Associated ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans	68,440	3,677	64,763	2	32,991	-	32,991	1
Commercial loans	18,071,657	9,893,336	8,178,321	659,594	17,684,589	9,945,505	7,739,084	661,566
Mortgage loans	17,073,439	16,589,333	484,106	216,133	15,729,009	15,358,111	370,898	162,756
Consumer Loans	5,598,350	586,050	5,012,300	274,262	5,282,812	593,660	4,689,152	328,944
Contingent loans exposure	2,701,525	378,648	2,322,877	21,105	3,048,383	476,327	2,572,056	44,997
Total	43,513,411	27,451,044	16,062,367	1,171,096	41,777,784	26,373,603	15,404,181	1,198,264

Schedule of Maximum Exposure to Credit Risk	For financial assets recognised in the Consolidated Statements of Financial Position, maximum credit risk exposure equals their carrying value. Below is the distribution by financial asset and off-balance sheet commitments of the Bank’s maximum exposure to credit risk as of December 31, 2023 and 2022, without deduction of collateral, security interests or credit improvements received:
		As of December 31,
		2023	2022
		Amount of exposure	Amount of exposure
	Note	MCh$	MCh$
Deposits in banks	4	2,273,282	1,982,942
Cash items in process of collection	4	812,524	843,816
Financial assets for trading at FVTPL	5
Financial derivative contracts		10,119,486	11,672,960
Financial assets held for trading		98,308	154,046
Financial assets at FVOCI	6
Debt financial instruments		4,536,025	5,800,733
Other financial instruments		105,257	142,306
Financial derivative contracts for hedge accounting	7	605,529	477,762
Financial assets at amortised cost	8
Debt financial instruments		8,176,895	4,867,591
Interbank loans		68,438	32,990
Loans and account receivable at amortised cost /		39,593,457	37,543,144
Off-balance commitments:
Letters of credit issued		262,496	255,522
Foreign letters of credit confirmed		1,641,510	1,476,599
Performance guarantees		9,490,141	8,974,077
Available credit lines		494,104	924,173
Personal guarantees		813	1,617
Other irrevocable credit commitments		313,505	313,345
Total		70,041,770	75,463,623

Schedule of Fair Value of Derivative Instruments	Below, there are additional details regarding our exposure for those countries classified above 1 and represents our majority of exposure to categories other than 1. As of December 31, 2023, considering fair value of derivative instruments.
Country	Classification	Derivative Instruments (adjusted to market)	Deposits	Loans	Financial investments	Total Exposure
		US$ millions
Hong Kong	2	-	7	-	-	7
Italy	2	-	1	-	-	1
Mexico	3	3	-	-	-	3
China	2	-	-	1	-	1
Total		3	8	1	-	12

Counterpart	Country	Classification	Derivative instruments (market adjusted)	Deposits MUSD	Loans MUSD	Financial Investments MUSD	Exposure MUSD
			US$ millions
Banco Santander Hong Kong	Hong Kong	2	-	7	-	-	7
Banco Santander Mexico	Mexico	3	3	-	-	-	3
Banco Santander EEUU *	EEUU	1	41	700	-	-	741
Santander UK PLC	UK	1	-	1	-	-	1
Banco Santander España	Spain	1	292	46	-	-	338
*	Includes BSCH SA New York and Santander InvestmentSecuries

Schedule of Security Interests, Collateral, or Credit Improvements	Below is the detail of security interests, collateral, or credit improvements provided to the Bank as of December 31, 2023 and 2022:
	As of December 31,
	2023	2022
	MCh$	MCh$
Non-impaired financial assets
Properties/mortgages	29,279,845	28,012,572
Investments and others	5,300,893	4,441,058
Impaired financial assets
Properties/ mortgages	2,444,084	2,009,968
Investments and others	293,347	274,296
Total	37,318,169	34,737,894

Schedule of Breakdown of Bank's Fixed Income by Levels
	As of December 31,
ALAC	2023	2022
	MCh$	MCh$
Level 1: cash and cash equivalent	1,969,547	1,453,265
Level 2: fixed income	6,072,282	5,424,452
Level 2: fixed income	6,240	8,066
Total	8,048,069	6,885,783

Schedule of Liquidity Coverage Ratio
	As of December 31,
Liquidity Coverage Ratio	2023	2022
	%	%
LCR	212	175

Schedule of Net Stable Funding Ratio
	As of December 31,
Net Stable Funding Ratio	2023	2022
	%	%
NSFR	106	116

Schedule of Breakdown by Maturity
	As of December 31, 2023
	Individual			Consolidated
	Up to 7 days	Up to 15 days	Up to 30 days	Up to 7 days	Up to 15 days	Up to 30 days
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash flow receivable (assets) and income	7,874,553	3,217,485	2,017,597	7,991,785	3,230,081	2,009,451
Cash flow payable (liabilities) and expenses	10,475,218	2,119,787	2,498,713	10,411,396	2,119,787	2,498,985
Mismatch	(2,600,665)	1,097,698	(481,116)	(2,419,611)	1,110,294	(489,534)

Mismatch affected by limits			(1,984,083)			(1,798,851)
Limits:
1 time capital			4,367,159			4,491,893
Margin available			2,383,076			2,693,042
% used			45%			40%

	As of December 31, 2022
	Individual			Consolidated
	Up to 7 days	Up to 15 days	Up to 30 days	Up to 7 days	Up to 15 days	Up to 30 days
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash flow receivable (assets) and income	9,123,887	1,805,516	3,552,792	9,269,188	1,804,580	3,514,336
Cash flow payable (liabilities) and expenses	9,295,580	1,855,664	2,702,150	9,320,125	1,855,664	2,707,135
Mismatch	(171,693)	(50,148)	850,642	(50,937)	(51,084)	807,201

Mismatch affected by limits			628,801			705,180
Limits:
1 time capital			4,128,808			4,238,372
Margin available			4,757,609			4,943,552
% used			15%			17%

Schedule of Main Sources of Financing with Third Parties	The main sources of financing with third parties are the following:
	As of December 31,
Main sources of financing	2023	2022
	MCh$	MCh$
Deposits and other demand obligations	13,537,826	14,086,226
Time deposits	16,137,942	12,978,790
Bank obligations	10,366,499	8,864,765
Debt instruments issued and regulatory capital	8,001,045	9,490,009
Total	48,043,312	45,419,790

Schedule of Net Losses from Operational Risks
	As of December 31,
	2023	2022
	MCh$	MCh$
Expenses for the gross loss period due to operational risk events
Internal fraud	1,367	91
External fraud	7,202	8,513
Labor Practices and Business Safety	6,887	8,095
Clients, products and business practices	950	789
Damage to physical assets	267	221
Business interruption and system failures	964	981
Process execution, delivery and management	7,303	3,624
Subtotal	24,940	22,314
Recoveries of expenses in the period due to operational risk events
Internal fraud	-	-
External fraud	(5,810)	(2,194)
Labor Practices and Business Safety	(1,276)	(1,391)
Clients, products and business practices	(189)	(673)
Damage to physical assets	(12)	-
Business interruption and system failures	(800)	(2)
Process execution, delivery and management	(2,885)	(809)
Subtotal	(10,972)	(5,069)

Net loss from operational risk events	13,968	17,245

Schedule of Total Assets, Risk-Weighted Assets, and Components of Effective Equity
	Total assets, risk-weighted assets and components of effective equity according to Basel III	Consolidated global 31-12-2023 MCh$	Consolidated global 31-12-2022 MCh$
1	Total assets according to the statement of financial position	70,857,886	68,164,604
2	Investment in subsidiaries that are not consolidated		-
3	Assets discounted from regulatory capital, other than item 2	10,823,906	12,270,810
4	Credit equivalents	3,446,909	2,890,350
5	Contingent credits	2,604,665	2,776,542
6	Assets generated by the intermediation of financial instruments	33,260	243,345
7	= (1-2-3+4+5-6) Total assets for regulatory purposes	66,052,294	61,317,341
8.a	Assets weighted for credit risk, estimated according to the standard methodology (RAW)	30,333,749	28,401,718
8.b	Assets weighted for credit risk, estimated according to internal methodologies (AWCR)	-	-
8	Market Risk Weighted Assets (MRWA)	4,793,740	5,554,604
10	Operational Risk Weighted Assets (OPWA)	4,424,739	4,070,594
11.a	= (8.a/8.b+9+10) Risk Weighted Assets (RWA)	39,552,228	38,026,916
11.b	= (8.a/8.b+9+10) Risk-weighted assets, after applying the output floor (RWA)	39,552,228	38,026,916
12	Shareholders equity	4,367,159	4,128,808
13	Non-controlling interest	124,735	109,563
14	Goodwill	-	-
15	Excess minority investment	-	-
16	= (12+13-14-15) Common Equity Equivalent Tier 1 Capital (CET1)	4,491,894	4,238,371
17	Additional deductions to common equity tier 1, other than item 2	94,013	25,455
18	= (16-17-2) Common Equity Tier 1 (CET1)	4,397,881	4,212,916
19	Voluntary (additional) provisions charged as additional capital tier 1 (AT1)	-	-
20	Subordinated bonds imputed as additional capital level 1 (AT1)	-	190,135
21	Preferred shares attributed to additional capital tier 1 (AT1)	-	-
22	Perpetual bonds attributed to additional capital level 1 (AT1)	608,721	590,247
23	Discounts applied to AT1	-	-
24	= (19+20+21+22-23) Additional Tier 1 Capital (AT1)	608,721	780,382
25	= (18+24) Equity Tier 1	5,006,602	4,993,298
26	Voluntary (additional) provisions allocated as Tier 2 (T2) capital	293,000	293,000
27	Subordinated bonds imputed as Tier 2 capital (T2)	1,679,130	1,472,749
28	= (26+27) Capital nivel 2 equivalente (T2)	1,972,130	1,765,749
29	Discounts applied to T2	-	-
30	= (28-29) Tier 2 Capital (T2)	1,972,130	1,765,749
31	= (25+30) Effective equity	6,978,732	6,759,047
32	Additional basic capital required for the constitution of the conservation buffer	461,934	444,662
33	Additional basic capital required to set up the countercyclical buffer	-	-
34	Additional core capital required for banks rated as systemic	296,642	142,601
35	Additional capital required for the evaluation of the adequacy of effective capital (Pillar 2)	-	-

Schedule of Solvency Indicators and Regulatory Compliance Indicators According to Basel III
	Solvency indicators and regulatory compliance indicators according to Basel III	Consolidated global 31-12-2023%	Consolidated global 31-12-2022%
1	Leverage indicator (T1_I18/T1_I7)	6.66%	6.87%
1.a	Leverage indicator that the bank must meet, considering the minimum requirements	3.00%	3.00%
2	Basic capital indicator (T1_I18/T1_I11,b)	11.12%	11.08%
2.a	Basic capital indicator that the bank must meet, considering the minimum requirements	5.25%	4.88%
2.b	Capital buffer shortfall
3	Tier 1 capital indicator (T1_I25/T1_I11,b)	12.66%	13.13%
3.a	Tier 1 capital indicator that the bank must meet, considering the minimum requirements	6.75%	6.38%
4	Effective equity indicators (T1_I31/T1_I11,b)	17.64%	17.77%
4.a	Effective equity indicator that the bank must meet, considering the minimum requirements	8.75%	8.38%
4.b	Effective equity indicator that the bank must meet, considering the charge for article 35 bis, if applicable	8.00%	8.00%
4.c	Effective equity indicator that the bank must meet, considering the minimum requirements, conservation buffer and anti-cyclical buffer	10.63%	9.63%
5	Credit rating	A	A
	Regulatory compliance indicators for solvency
6	Voluntary (additional) provisions allocated to Tier 2 capital (T2) in relation to APRCs (T1_I26/ (T1_I8,a or I8,b)	0.97%	1.03%
7	Subordinated bonds allocated to Tier 2 (T2) capital in relation to Tier 2 capital	38.18%	34.96%
8	Additional Tier 1 capital (AT1) in relation to basic capital (T1_I24/T1_I18)	13.84%	18.52%
9	Voluntary provisions (additional) and subordinated bonds that are charged to additional capital level 1 (AT1) in relation to the RWAs (T1_I19+T1_I20 / T1_I11,b)	0.00%	0.50%